Provisions - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of other provisions [line items]
Additional provisions	£ 175
Customer remediation
Disclosure of other provisions [line items]
Additional provisions	30
Restructuring provision, January 2023
Disclosure of other provisions [line items]
Additional provisions	30
Operational risk provisions
Disclosure of other provisions [line items]
Additional provisions	87	£ 78
Fraud losses
Disclosure of other provisions [line items]
Additional provisions	£ 75	£ 63